UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

# John Hancock Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 105.48%		$970,364,488

(Cost $854,423,054)

Diversified Banks 7.58%		69,706,207

Comerica, Inc.	296,000	15,178,880
U.S. Bancorp.	720,900	23,450,877
Wachovia Corp.	435,000	21,815,250
Wells Fargo & Co.	260,000	9,261,200

Diversified Metals & Mining 0.43%		3,921,837

Freeport-McMoRan Copper & Gold, Inc.
(Class B)	37,390	3,921,837

Electric Utilities 12.62%		116,102,549

American Electric Power Co., Inc.	498,500	22,970,880
Duke Energy Corp.	1,125,000	21,026,250
FirstEnergy Corp.	90,000	5,700,600
FPL Group, Inc.	65,000	3,957,200
Great Plains Energy, Inc.	67,000	1,930,270
Hawaiian Electric Industries, Inc.	114,700	2,490,137
Pinnacle West Capital Corp.	230,000	9,087,300
Progress Energy, Inc.	569,600	26,685,760
Southern Co.	613,400	22,254,152

Gas Utilities 10.64%		97,908,580

Atmos Energy Corp.	756,500	21,424,080
National Fuel Gas Co.	456,000	21,345,360
Northwest Natural Gas Co.	300,000	13,710,000
ONEOK, Inc.	821,100	38,920,140
Piedmont Natural Gas Co., Inc.	100,000	2,509,000

Industrial Conglomerates 0.63%		5,796,000

General Electric Co.	140,000	5,796,000

Integrated Oil & Gas 5.92%		54,416,010

BP Plc, ADR (United Kingdom) (F)	410,000	28,433,500
Chevron Corp.	185,000	17,312,300
Total SA, ADR (France) (F)	107,000	8,670,210

Integrated Telecommunication Services 3.48%		31,977,484

AT&T, Inc.	520,000	22,001,200
Verizon Communications, Inc.	225,300	9,976,284

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Multi-Utilities 39.66%		364,919,539

Ameren Corp.	561,100	29,457,750
Black Hills Corp.	454,000	18,623,080
CH Energy Group, Inc.	378,600	18,097,080
Consolidated Edison, Inc.	350,100	16,209,630
Dominion Resources, Inc.	304,000	25,627,200
DTE Energy Co.	609,914	29,544,234
Energy East Corp.	858,600	23,225,130
Integrys Energy Group, Inc.	636,741	32,620,241
National Grid Plc, ADR (Great
Britain) (F)	62,900	5,046,467
NiSource, Inc.	790,500	15,130,170
NSTAR	1,086,000	37,803,660
OGE Energy Corp.	895,000	29,624,500
PNM Resources, Inc.	116,000	2,700,480
Public Service Enterprise Group, Inc.	267,600	23,546,124
SCANA Corp.	257,500	9,975,550
TECO Energy, Inc.	371,400	6,102,102
Vectren Corp.	815,700	22,260,453
Xcel Energy, Inc.	897,200	19,325,688

Oil & Gas Storage & Transportation 4.03%		37,052,475

Enbridge, Inc. (Canada) (F)	82,500	3,025,275
Spectra Energy Corp.	1,390,000	34,027,200

Other Diversified Financial Services 6.20%		57,053,506

Bank of America Corp.	730,000	36,697,100
Citigroup, Inc.	187,000	8,727,290
JPMorgan Chase & Co.	253,800	11,629,116

Publishing 0.09%		844,340

Idearc, Inc.	26,830	844,340

Regional Banks 11.76%		108,162,518

BB&T Corp.	495,000	19,993,050
First Horizon National Corp.	215,000	5,731,900
KeyCorp	619,000	20,012,270
PNC Financial Services Group, Inc. (The)	305,000	20,770,500
Regions Financial Corp.	1,412,985	41,654,798

Thrifts & Mortgage Finance 1.04%		9,639,630

Washington Mutual, Inc.	273,000	9,639,630

Wireless Telecommunication Services 1.40%		12,863,813

Vodafone Group Plc, ADR (United
Kingdom) (F)	354,375	12,863,813

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 32.74%			$301,168,124

(Cost $317,497,588)

Broadcasting & Cable TV 0.34%			3,162,600

Comcast Corp., 7.00%	BBB+	125,500	3,162,600

Consumer Finance 0.58%			5,356,100

HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	150,000	3,603,000
SLM Corp., 6.97%, Ser A	BBB-	37,300	1,753,100

Diversified Banks 1.97%			18,114,350

Royal Bank of Scotland Group Plc, 5.75%,
Ser L (United Kingdom) (F)	A	858,500	18,114,350

Diversified Metals & Mining 0.34%			3,102,000

Freeport McMoRan Copper & Gold, Inc.,
6.75%, Conv	B+	20,000	3,102,000

Electric Utilities 9.83%			90,445,466

Alabama Power Co., 5.30% (Class A)	BBB+	200,000	4,375,000
Carolina Power & Light Co., $5.44	BBB-	111,493	10,577,898
Connecticut Light & Power Co., $3.24,
Ser 68G	BB+	20,686	1,064,036
Duquesne Light Co., 6.50%	BB	427,000	21,683,615
Entergy Arkansas, Inc., $6.08	Ba1	11,372	1,202,234
Entergy Arkansas, Inc., 4.56%	BB+	9,388	785,365
Entergy Arkansas, Inc., 4.56%, Ser 1965	BB+	9,818	821,338
Entergy Arkansas, Inc., 6.45%	BB+	110,000	2,811,875
Entergy Gulf States, Inc., $7.56	BB+	28,422	2,700,090
Entergy Mississippi, Inc., 4.92%	Ba2	8,190	727,631
Entergy Mississippi, Inc., 6.25%	BB+	197,500	4,925,156
FPC Capital I, 7.10%, Ser A	BBB-	67,500	1,647,000
FPL Group Capital Trust I, 5.875%	BBB+	280,000	6,328,000
Interstate Power & Light Co., 7.10%,
Ser C	BBB-	20,700	529,792
Interstate Power & Light Co., 8.375%,
Ser B	Baa2	233,000	7,106,500
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	300,000	7,621,890
PPL Energy Supply, LLC, 7.00%	BBB	297,512	7,333,671
Southern California Edison Co., 6.00%,
Ser C	BBB-	30,000	3,035,625
Southern California Edison Co., 6.125%	BBB-	50,000	5,168,750

Gas Utilities 1.72%			15,844,290

Southern Union Co., 7.55%, Ser A	BB	627,000	15,844,290

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Investment Banking & Brokerage 3.89%			35,807,202

Bear Stearns Cos., Inc. (The), 5.49%,
Depositary Shares, Ser G	A-	246,100	10,274,675
Bear Stearns Cos., Inc. (The), 6.15%,
Depositary Shares, Ser E	A-	92,900	4,435,975
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D	A-	63,000	2,875,950
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	271,760	13,030,892
Lehman Brothers Holdings, Inc., 6.50%,
Depositary Shares, Ser F	A-	164,300	4,074,640
Merrill Lynch & Co., Inc., 6.375%,
Depositary Shares, Ser 3	A	46,500	1,115,070

Life & Health Insurance 1.89%			17,406,450

MetLife, Inc., 6.50%, Ser B	BBB	705,000	17,406,450

Multi-Utilities 1.67%			15,369,721

BGE Capital Trust II, 6.20%	BBB-	147,100	3,377,416
Public Service Electric & Gas Co.,
5.05%, Ser D	BB+	23,442	2,103,920
Public Service Electric & Gas Co.,
5.28%, Ser E	BB+	22,930	2,147,853
South Carolina Electric & Gas Co., 6.52%	Baa1	31,400	3,154,720
Xcel Energy, Inc., $4.56, Ser G	BB+	53,900	4,585,812

Oil & Gas Exploration & Production 3.53%			32,427,260

Anadarko Petroleum Corp., 5.46%,
Depositary Shares, Ser B	BB	40,000	3,866,252
Chesapeake Energy Corp., 6.25%, Conv (G)	B+	9,290	2,644,213
Devon Energy Corp., 6.49%, Ser A	BB+	150,000	15,154,695
Nexen, Inc., 7.35% (Canada) (F)	BB+	430,484	10,762,100

Other Diversified Financial Services 5.00%			45,974,701

ABN AMRO Capital Funding Trust VII, 6.08%	A	970,000	21,029,600
Bank of America Corp., 6.204%,
Depositary Shares, Ser D	A+	240,000	5,904,000
Bank of America Corp., 6.625%	A+	240,000	6,024,000
DB Capital Trust II, 6.55%	A+	305,000	7,274,250
ING Groep NV, 6.20% (Netherlands) (F)	A	109,100	2,357,651
ING Groep NV, 7.05% (Netherlands) (F)	A	140,000	3,385,200

Reinsurance 0.21%			1,893,160

RenaissanceRe Holdings Ltd., 6.08%,
Ser C (Bermuda) (F)	BBB	94,000	1,893,160

Specialized Finance 0.75%			6,885,000

CIT Group, Inc., 6.35%, Ser A	BBB+	300,000	6,885,000

Wireless Telecommunication Services 1.02%			9,379,824

United States Cellular Corp., 7.50%	BB+	398,294	9,379,824

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 2.67%					$24,600,000

(Cost $24,594,533)

Government U.S. Agency 2.67%					24,600,000

Federal Home Loan Bank,
Discount Note	4.000%	10-01-07	AAA	$24,600	24,600,000

Total investments (Cost $1,196,515,175) 140.89%					$1,296,132,612

Other assets and liabilities, net 0.42%					$3,865,474

Fund preferred shares, at liquidation value (41.31%)					($380,066,572)

Total net assets applicable
to common shareholders 100.00%					$919,931,514

The percentage shown for each investment category is the total value of that category, at liquidation value as a percentage of the net assets applicable to common shareholders.

John Hancock
Tax-Advantaged Dividend Income Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American depositary receipt.

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $1,196,515,175. Gross unrealized appreciation and depreciation of investments aggregated $139,573,836 and $39,956,399, respectively, resulting in net unrealized appreciation of $99,617,437.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Notes to Schedule of Investments - Page 2

# For more information

**Trustees**
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent for common shareholders**
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

**Transfer agent for preferred shareholders**
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

**Legal counsel**
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

**Stock symbol**
Listed New York Stock Exchange: HTD

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | Mellon Investor Services<br>Newport Office Center VII<br>480 Washington Boulevard<br>Jersey City, NJ 07310 | |
| **Phone** | Customer service representatives | **1-800-852-0218** |
| | Portfolio commentary | **1-800-344-7054** |
| | 24-hour automated information | **1-800-843-0090** |
| | TDD line | **1-800-231-5469** |

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q3 9/07
11/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 19, 2007